Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)	July 31, 2020

Industry	Issue	Shares	Value
	COMMON STOCKS (90.1%)
	BANKS (2.8%)
	Citizens Financial Group, Inc.	6,060	$150,348
	Fifth Third Bancorp	8,510	169,009
	Regions Financial Corporation	14,930	162,140
			481,497

	CAPITAL GOODS (9.8%)
	Carlisle Companies Incorporated	1,380	164,331
	Cummins Inc.	1,090	210,653
	Hexcel Corporation	1,760	65,648
	Huntington Ingalls Industries, Inc.	915	158,945
	The Middleby Corporation *	1,360	112,962
	Parker-Hannifin Corporation	1,040	186,077
	Snap-on Incorporated	1,760	256,731
	Spirit AeroSystems Holdings, Inc. - Class A	3,300	64,581
	Textron Inc.	2,695	94,163
	Trane Technologies PLC ^	1,990	222,621
	W.W. Grainger, Inc.	540	184,426
			1,721,138

	COMMERCIAL & PROFESSIONAL SERVICES (0.8%)
	Republic Services, Inc.	1,700	148,325

	CONSUMER DURABLES & APPAREL (2.6%)
	Brunswick Corporation	3,125	209,313
	Lennar Corporation - Class A	3,300	238,755
			448,068

	CONSUMER SERVICES (3.5%)
	Aramark	4,787	101,101
	Darden Restaurants, Inc.	1,360	103,224
	Domino's Pizza, Inc.	285	110,184
	Service Corporation International	3,600	156,096
	Vail Resorts, Inc.	770	147,863
			618,468

	DIVERSIFIED FINANCIALS (3.9%)
	Ameriprise Financial, Inc.	1,450	222,763
	Intercontinental Exchange, Inc.	2,620	253,564
	Voya Financial, Inc.	4,300	212,420
			688,747

	ENERGY (2.1%)
	Diamondback Energy Inc	4,750	189,335
	Marathon Petroleum Corporation	4,844	185,041
			374,376

	FOOD, BEVERAGE & TOBACCO (1.7%)
	The Hershey Company	1,990	289,366

	HEALTH CARE EQUIPMENT & SERVICES (10.2%)
	Boston Scientific Corporation *	7,720	297,760
	Centene Corporation *	5,479	357,505
	The Cooper Companies, Inc.	460	130,148
	Hill-Rom Holdings, Inc.	2,070	201,245
	Laboratory Corporation of America Holdings *	1,265	244,044
	STERIS PLC ^	875	139,676
	Teleflex, Inc.	410	152,971
	Zimmer Biomet Holdings, Inc.	1,900	256,234
			1,779,583

	HOUSEHOLD & PERSONAL PRODUCTS (1.8%)
	Church & Dwight Co, Inc.	3,350	322,706

	INSURANCE (3.8%)
	Arch Capital Group Ltd. * ^	4,710	144,832
	Assurant, Inc.	1,900	204,193
	Everest Re Group, Ltd. ^	720	157,529
	The Hartford Financial Services Group, Inc.	3,710	157,007
			663,561

	MATERIALS (7.2%)
	AptarGroup, Inc.	1,720	198,144
	Ball Corporation	3,080	226,780
	Martin Marietta Materials, Inc.	1,180	244,472
	PPG Industries, Inc.	2,590	278,814
	The Sherwin-Williams Company	300	194,376
	Steel Dynamics, Inc.	4,480	122,797
			1,265,383

	MEDIA & ENTERTAINMENT (0.7%)
	Twitter, Inc. *	3,570	129,948

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.0%)
	Agilent Technologies, Inc.	4,160	400,733
	Charles River Laboratories International, Inc. *	1,480	294,505
			695,238

	RETAILING (3.7%)
	AutoZone, Inc. *	264	318,759
	Ross Stores, Inc.	3,710	332,676
			651,435

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
	Analog Devices, Inc.	1,660	190,651
	KLA Corporation	1,270	253,784
	Lam Research Corporation	1,265	477,107
			921,542

	SOFTWARE & SERVICES (12.5%)
	Akamai Technologies, Inc. *	1,380	155,167
	Cadence Design Systems, Inc. *	3,825	417,881
	Euronet Worldwide, Inc. *	950	91,333
	FleetCor Technologies Inc. *	870	224,956
	Fortinet, Inc. *	2,130	294,579
	Global Payments Inc.	2,105	374,732
	Intuit Inc.	1,040	318,625
	Synopsys, Inc. *	1,590	316,760
			2,194,033

	TECHNOLOGY HARDWARE & EQUIPMENT (2.4%)
	Arista Networks Inc. *	720	187,034
	Motorola Solutions, Inc.	1,670	233,466
			420,500

	TRANSPORTATION (3.4%)
	Kansas City Southern	1,090	187,317
	Old Dominion Freight Line, Inc.	1,255	229,439
	XPO Logistics, Inc. *	2,310	173,296
			590,052

	UTILITIES (7.9%)
	Alliant Energy Corporation	5,610	302,098
	Ameren Corporation	3,370	270,409
	CMS Energy Corporation	3,760	241,317
	DTE Energy Company	1,000	115,630
	Pinnacle West Capital Corp.	1,425	118,389
	Xcel Energy, Inc.	4,840	334,154
			1,381,997

	Total Common Stocks	(Cost $11,847,042)	15,785,963

	REAL ESTATE INVESTMENT TRUSTS (REITS) (8.5%)
	REAL ESTATE (8.5%)
	AvalonBay Communities, Inc.	1,155	176,853
	Boston Properties, Inc.	1,655	147,444
	Crown Castle International Corp.	1,060	176,702
	Digital Realty Trust, Inc.	1,390	223,151
	Essex Property Trust, Inc.	565	124,718
	Medical Properties Trust Inc.	11,000	221,430
	Prologis, Inc.	3,350	353,157
	Regency Centers Corp.	1,860	76,316
			1,499,771

	Total REITS	(Cost $1,412,121)	1,499,771

Total Investments	98.6%	(Cost $13,259,163)	$17,285,734
Other Assets, Less Liabilities	1.4%		243,193
Total Net Assets:	100.0%		$17,528,927

PLC	Public Limited Company
*	Non-Income Producing Securities
^	Foreign Issued Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS
was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at July 31, 2020 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2020, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2020, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks

Banks	$481,497	$–	$–	$481,497
Capital Goods	1,721,138	–	–	1,721,138
Commercial & Professional Services	148,325	–	–	148,325
Consumer Durables & Apparel	448,068	–	–	448,068
Consumer Services	618,468	–	–	618,468
Diversified Financials	688,747	–	–	688,747
Energy	374,376	–	–	374,376
Food, Beverage & Tobacco	289,366	–	–	289,366
Health Care Equipment & Services	1,779,583	–	–	1,779,583
Household & Personal Products	322,706	–	–	322,706
Insurance	663,561	–	–	663,561
Materials	1,265,383	–	–	1,265,383
Media & Entertainment	129,948	–	–	129,948
Pharmaceuticals, Biotechnology & Life Sciences	695,238	–	–	695,238
Retailing	651,435	–	–	651,435
Semiconductors & Semiconductor Equipment	921,542	–	–	921,542
Software & Services	2,194,033	–	–	2,194,033
Technology Hardware & Equipment	420,500	–	–	420,500
Transportation	590,052	–	–	590,052
Utilities	1,381,997	–	–	1,381,997
Total Common Stocks	$15,785,963	$–	$–	$15,785,963
REITS

Real Estate	1,499,771	–	–	1,499,771
Total REITS	$1,499,771	$–	$–	$1,499,771

Total Investments	$17,285,734	$–	$–	$17,285,734

No transfers in and/or out between Levels 1, 2, or 3 were observed during the reporting period, as compared to their classification from the prior annual report.